Investments - Additional Information (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Other comprehensive income	£ (369)	£ (153)	£ 98
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Other comprehensive income	0
Palantir Technologies Inc [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Venture capital investments	£ 173
Share price	£ 23.55